Net interest income (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Net Interest Income [Line Items]
Net interest income

Net interest income
For the quarter ended Year-to-date
USD m 30.6.25 31.3.25 30.6.24 30.6.25 30.6.24
Interest income from loans and deposits
1
5,852 5,767 6,070 11,620 11,508
Interest income from securities financing transactions measured at amortized cost
2
915 839 1,008 1,754 1,996
Interest income from other financial instruments measured

at amortized cost
406 360 320 766 643
Interest income from debt instruments measured at fair

value through other comprehensive income
44 27 26 71 54
Interest income from derivative instruments designated as cash flow hedges

(322) (351) (532) (672) (1,069)
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
6,895 6,643 6,892 13,538 13,132
Interest expense on loans and deposits
3
3,612 3,713 4,028 7,325 7,584
Interest expense on securities financing transactions measured at amortized cost
4
554 418 499 972 906
Interest expense on debt issued and funding from UBS Group

AG measured at amortized cost
5
2,603 2,744 2,525 5,346 4,591
Interest expense on lease liabilities 37 35 29 72 51
Total interest expense from financial instruments measured at amortized cost 6,805 6,909 7,080 13,715 13,132
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive
income 89 (266) (188) (177) (1)
Net interest income from financial instruments measured at fair value through profit or loss and other
1,495 1,594 910 3,089 1,528
Total net interest income 1,584 1,328 722 2,912 1,528
1 Consists of

interest income from

cash and balances

at central

banks, amounts

due from banks,

and cash

collateral receivables

on derivative

instruments, as

well as negative

interest on amounts

due to

banks,
customer deposits, and

cash collateral payables

on derivative instruments.

2 Includes interest

income on receivables

from securities financing

transactions and negative

interest, including fees,

on payables from
securities financing transactions.

3 Consists of interest expense on amounts due to banks, cash collateral payables on derivative instruments, and customer deposits, as well as negative interest on cash and balances at central banks,

amounts due from banks,

and cash collateral receivables

on derivative instruments.

4 Includes interest expense

on payables from securities financing

transactions and negative interest,

including
fees, on receivables from

securities financing transactions.

5 Includes interest expense on

funding from UBS Group AG

measured at amortized cost, previously

presented in Interest expense on

loans and deposits.
Comparative period

information has been

revised, which resulted

in a USD
1.8
bn reclassification from

Interest expense on

loans and deposits

to Interest expense

on debt issued

and funding

from UBS Group

AG
measured at amortized cost for the first quarter of 2025, USD 1.4 bn for the second quarter of 2024 and USD 2.7 bn for the six months ended 30 June 2024.